Consolidated Statement of Cash Flows (Parentheticals) € in Millions	12 Months Ended
Mar. 31, 2022 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Repayment of bonds, net of transaction costs	€ 1,200
Jet fuel call options
Disclosure of detailed information about financial instruments [line items]
Exceptional fair value gain	€ 131